Financial risk management and financial instruments - Variable Rate Sensitivity (Details) - Interest rate risk - Variable - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Financial risk management and financial instruments
Percentage of increase in risk variable used for sensitivity analysis	1.00%	1.00%
Percentage of decrease in risk variable used for sensitivity analysis	1.00%	1.00%
South Africa
Financial risk management and financial instruments
Income Statement impact of increase in risk variable	R (66)	R (82)
Income Statement impact of decrease in risk exposure	66	81
Europe
Financial risk management and financial instruments
Income Statement impact of increase in risk variable	6	R 7
Income Statement impact of decrease in risk exposure	(6)
Minimum reasonably possible repo interest rate		0.00%
United States of America
Financial risk management and financial instruments
Income Statement impact of increase in risk variable	(362)	R (42)
Income Statement impact of decrease in risk exposure	362
Minimum reasonably possible repo interest rate		0.00%
Other
Financial risk management and financial instruments
Income Statement impact of increase in risk variable	18	R 23
Income Statement impact of decrease in risk exposure	R (18)